Income Tax Expense - Schedule of Income Tax Expense (Parenthetical) (Details)	12 Months Ended
	Feb. 28, 2022	Feb. 29, 2020
Singapore
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax rate	17.00%	17.00%